Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of information about structured entities [Line Items]
Assets	¥ 192,175,566	¥ 191,150,981
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [Line Items]
Income from sponsored unconsolidated structured entities	23,901	16,085
Assets transferred to sponsored unconsolidated structured entities	1,640,396	1,479,572
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [Line Items]
Assets	807,780	1,017,221
Notional amounts of liquidity and credit enhancement facilities	¥ 1,129,257	¥ 1,345,987